Nationwide Bond Index Fund Expense Example - Nationwide Bond Index Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 289
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,103
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	576
Expense Example, with Redemption, 10 Years	1,286
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	91
Expense Example, with Redemption, 5 Years	165
Expense Example, with Redemption, 10 Years	384
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	304
Expense Example, with Redemption, 10 Years	$ 693